Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000115777
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Fund
Average Annual Return, Percent	7.30%	5.12%		5.43%
C000115778
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Fund
C000115779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Fund
C000205842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
Average Annual Return, Percent	9.24%	6.46%	10.33%
C000205843
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
C000205844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
Without Sales Load [Member] | C000115777
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	6.32%		6.03%
Without Sales Load [Member] | C000115778
Average Annual Return [Line Items]
Average Annual Return, Percent	12.64%	5.52%		5.24%
Without Sales Load [Member] | C000115779
Average Annual Return [Line Items]
Average Annual Return, Percent	13.79%	6.56%		6.28%
Without Sales Load [Member] | C000205842
Average Annual Return [Line Items]
Average Annual Return, Percent	15.61%	7.67%	11.16%
Without Sales Load [Member] | C000205843
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%	6.88%	10.48%
Without Sales Load [Member] | C000205844
Average Annual Return [Line Items]
Average Annual Return, Percent	15.99%	7.95%	11.42%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.97%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%	8.10%		9.98%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%		15.51%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%	8.10%		9.98%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%	8.10%		9.98%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%		15.51%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%	8.10%	11.43%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	17.66%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%	8.10%	11.43%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	17.66%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%	8.10%	11.43%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	17.66%